Earnings Per Share (Details) - Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	101,620,153	88,052,571
Convertible notes [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities		5,474,599
Series A-2 Preferred Stock [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	12,660,067
Series A-1 Preferred Stock [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	40,569,493	35,054,035
Series A Preferred Stock [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	35,920,813	35,920,813
Preferred Stock warrants [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	1,200,000
Common Stock Warrants [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	3,880,000	3,880,000
Stock options issued under 2014 Plan [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	345,531	385,531
Stock options issued under 2018 Plan [Member]
Schedule of Diluted Weighted Average Common Shares Outstanding and Diluted Net Loss Per Share [Line Items]
Effect of Anti-dilutive Securities	7,044,249	7,337,593